PORTFOLIO OF INVESTMENTS – as of September 30, 2020 (Unaudited)

Natixis U.S. Equity Opportunities ETF

Shares	Description	Value (†)
Common Stocks – 95.9% of Net Assets
	Aerospace & Defense – 1.4%
873	Boeing Co. (The)	$144,272

	Air Freight & Logistics – 1.7%
1,872	Expeditors International of Washington, Inc.	169,453

	Automobiles – 1.4%
4,832	General Motors Co.	142,979

	Banks – 5.4%
9,828	Bank of America Corp.	236,756
4,833	Citigroup, Inc.	208,351
4,134	Wells Fargo & Co.	97,190

		542,297

	Beverages – 4.1%
902	Constellation Brands, Inc., Class A	170,938
3,002	Monster Beverage Corp.(a)	240,760

		411,698

	Biotechnology – 2.4%
748	BioMarin Pharmaceutical, Inc.(a)	56,908
341	Regeneron Pharmaceuticals, Inc.(a)	190,885

		247,793

	Capital Markets – 7.7%
5,282	Charles Schwab Corp. (The)	191,367
260	FactSet Research Systems, Inc.	87,069
571	Moody’s Corp.	165,504
220	MSCI, Inc.	78,491
1,612	SEI Investments Co.	81,761
2,909	State Street Corp.	172,591

		776,783

	Communications Equipment – 0.7%
1,878	Cisco Systems, Inc.	73,974

	Consumer Finance – 3.3%
1,147	American Express Co.	114,987
3,032	Capital One Financial Corp.	217,879

		332,866

	Electronic Equipment, Instruments & Components – 1.2%
1,269	TE Connectivity Ltd.	124,032

	Energy Equipment & Services – 0.3%
1,961	Schlumberger NV	30,513

	Entertainment – 3.3%
452	Netflix, Inc.(a)	226,014

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – continued
887	Walt Disney Co. (The)	$110,059

		336,073

	Health Care Equipment & Supplies – 0.9%
84	Intuitive Surgical, Inc.(a)	59,601
212	Varian Medical Systems, Inc.(a)	36,464

		96,065

	Health Care Providers & Services – 3.9%
2,046	CVS Health Corp.	119,486
1,025	HCA Healthcare, Inc.	127,797
369	Humana, Inc.	152,726

		400,009

	Health Care Technology – 1.0%
1,371	Cerner Corp.	99,110

	Hotels, Restaurants & Leisure – 3.4%
1,436	Hilton Worldwide Holdings, Inc.	122,520
1,054	Starbucks Corp.	90,560
1,591	Yum China Holdings, Inc.	84,243
573	Yum! Brands, Inc.	52,315

		349,638

	Household Products – 0.6%
791	Colgate-Palmolive Co.	61,026

	Industrial Conglomerates – 1.1%
17,553	General Electric Co.	109,355

	Insurance – 2.8%
5,732	American International Group, Inc.	157,802
1,310	Reinsurance Group of America, Inc.	124,699

		282,501

	Interactive Media & Services – 10.0%
244	Alphabet, Inc., Class A(a)	357,606
81	Alphabet, Inc., Class C(a)	119,038
2,064	Facebook, Inc., Class A(a)	540,562

		1,017,206

	Internet & Direct Marketing Retail – 9.3%
1,172	Alibaba Group Holding Ltd., Sponsored ADR(a)	344,544
122	Amazon.com, Inc.(a)	384,145
123	Booking Holdings, Inc.(a)	210,414

		939,103

	IT Services – 4.6%
239	Automatic Data Processing, Inc.	33,338
5,461	DXC Technology Co.	97,479
1,683	Visa, Inc., Class A	336,549

		467,366

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 1.1%
360	Illumina, Inc.(a)	$111,269

	Machinery – 3.2%
942	Caterpillar, Inc.	140,499
808	Deere & Co.	179,077

		319,576

	Media – 3.6%
246	Charter Communications, Inc., Class A(a)	153,588
4,627	Comcast Corp., Class A	214,045

		367,633

	Oil, Gas & Consumable Fuels – 2.1%
9,822	Apache Corp.	93,015
3,395	EOG Resources, Inc.	122,016

		215,031

	Pharmaceuticals – 1.2%
809	Novartis AG, Sponsored ADR	70,351
687	Novo Nordisk A/S, Sponsored ADR	47,698

		118,049

	Semiconductors & Semiconductor Equipment – 4.1%
543	NVIDIA Corp.	293,883
1,015	QUALCOMM, Inc.	119,445

		413,328

	Software – 9.4%
1,068	Autodesk, Inc.(a)	246,719
700	Microsoft Corp.	147,231
3,458	Oracle Corp.	206,442
762	salesforce.com, Inc.(a)	191,506
739	Workday, Inc., Class A(a)	158,981

		950,879

	Textiles, Apparel & Luxury Goods – 0.7%
5,935	Under Armour, Inc., Class A(a)	66,650

	Total Common Stocks (Identified Cost $9,900,179)	9,716,527

Principal Amount
Short-Term Investments – 4.2%
$426,276	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2020 at 0.000% to be repurchased at $426,276 on 10/01/2020 collateralized by $68,400 U.S. Treasury Notes, 1.375% due 1/31/2025 valued at $71,973; $330,500 U.S. Treasury Inflation Indexed Note, 0.125% due 4/15/2021 valued at $362,914 including accrued interest(b) (Identified Cost $426,276)	426,276

Description	Value (†)
Total Investments – 100.1% (Identified Cost $10,326,455)	$10,142,803
Other assets less liabilities – (0.1)%	(5,858)

Net Assets – 100.0%	$10,136,945

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadvisers pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadvisers pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020, at value:

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$9,716,527	$—	$—	$9,716,527
Short-Term Investments	—	426,276	—	426,276

Total	$9,716,527	$426,276	$—	$10,142,803

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2020 (Unaudited)
Interactive Media & Services	10.0%
Software	9.4
Internet & Direct Marketing Retail	9.3
Capital Markets	7.7
Banks	5.4
IT Services	4.6
Semiconductors & Semiconductor Equipment	4.1
Beverages	4.1
Health Care Providers & Services	3.9
Media	3.6
Hotels, Restaurants & Leisure	3.4
Entertainment	3.3
Consumer Finance	3.3
Machinery	3.2
Insurance	2.8
Biotechnology	2.4
Oil, Gas & Consumable Fuels	2.1
Other Investments, less than 2% each	13.3
Short-Term Investments	4.2
Total Investments	100.1

Other assets less liabilities	(0.1)

Net Assets	100.0%